CONDENSED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,783	$ 8,026
Restricted cash	10	10
Prepaid clinical trial expenses and deferred clinical trial costs	0	1,514
Prepaid expenses and other current assets	199	249
Total current assets	2,992	9,799
Non-current assets
Operating lease right of use asset	73	93
Property and equipment, net	42	38
Total long-term assets	115	131
Total assets	3,107	9,930
Current liabilities:
Trade payables	119	221
Employees and related liabilities	440	465
Operating lease liability	57	56
Accrued expenses	4,275	1,668
Total current liabilities	4,891	2,410
Non-current liabilities:
Operating lease liability	2	30
Provision for uncertain tax positions	255	251
Total non-current liabilities	257	281
Total liabilities	5,148	2,691
Commitments
Shareholders’ equity:
Ordinary shares, NIS 0.3 par value; Authorized: 20,000,000 shares as of June 30, 2024, 5,000,000 as of December 31, 2023; Issued and outstanding: 3,468,243 and 1,728,347 shares as of June 30, 2024, and December 31, 2023, respectively.	288	147
Additional paid-in capital	52,352	48,955
Accumulated deficit	(54,681)	(41,863)
Total shareholders’ (deficit) equity	(2,041)	7,239
Total liabilities and shareholders’ (deficit) equity	$ 3,107	$ 9,930